Restructuring (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Restructuring [Abstract]
Restructuring charges	$ 94	$ 0	$ 0
Accelerated share-based compensation expense	3
Restructuring [Roll Forward]
Beginning balance as of December 31, 2021	0
Restructuring charges	91
Amounts paid	5
Ending balance as of December 31, 2022	$ 86	$ 0